Term loans (Details Textual) - USD ($)		12 Months Ended
	Sep. 10, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Term loans (Textual)
Agreement cash fee		$ 1,500,000	$ 3,000,000
Interest rate		10.00%
Additional promissory note issued		$ 800,000
Phase I Construction Facility (Member)
Term loans (Textual)
Number of oil storage tanks					$ 14
Construction loan repayment lease term realted, description	The loan was payable in 45 instalments starting 31 October 2019 with final maturity on 30 July 2030. One of the instalments included a one-time lump sum repayment of USD 5,729,418 which represented the cumulative instalments including interest outstanding from periods prior to this amended agreement of USD 5,494,063 and an amendment fee of USD 235,355.	The loan is now payable in 44 instalments starting 31 January 2020 with final maturity on 30 July 2030. One of the instalments includes a one-time lump sum repayment of USD 6,612,194, which represents the cumulative instalments including interest outstanding from periods prior to this amended agreement of USD 6,520,130 and an amendment fee of USD 92,064.	As a result of this amendment the loan was repayable in 48 quarterly instalments starting October 2018 with final maturity in July 2030.	The loan was repayable in 20 quarterly instalments starting after a 6 months grace period commencing in April 2017.	The loan was repayable in 48 quarterly instalments, commencing 27 months after the start of the construction with final maturity not exceeding 31 March 2028.
Prepaid finance cost		$ 499,158	$ 559,607
Loan carrying interest percentage, description			The loan carries interest at 3 month EIBOR + 3% as compared to interest at 6 month EIBOR + 3.5% previously.
Phase I Construction Facility (Member) | Term loans 1 and 2 [Member]
Term loans (Textual)
Construction loan repayment lease term realted, description		The Group negotiated another amendment to the term loan facilities (1) and (2) on 15 June 2020. Loans (1) and (2) are now payable in 46 and 16 instalments, respectively, with the first installment starting from 30 June 2020 with final maturity in 30 July 2030 and 31 July 2023, respectively.
Loan carrying interest percentage, description		The loan 1 carries interest at 6 months EIBOR + 4% (minimum 5%) and to be further increased to 6 month EIBOR + 4.5% (minimum 5%) from January 2021 as compared to interest at 3 month EIBOR + 3% previously, and, the loan 2 carries interest at 3 months EIBOR + 4% (minimum 5%) and to be further increased to 3 month EIBOR + 4.5% (minimum 5%) as compared to interest at 3 month EIBOR + 3% previously The Group has to pay USD 14.48.8 million for term loan (1) and (2) in 2020 which represents the cumulative instalments including interest outstanding from periods prior to this amended agreement and an amendment fee of USD 136,000.
Phase I Construction Facility (Member) | Term loan (1) (Member)
Term loans (Textual)
Construction loan repayment lease term realted, description			The loan was repayable in 20 quarterly instalments starting October 2018 with final maturity in July 2023.
Loan carrying interest percentage, description			The loan carried interest at 3 month EIBOR + 3% as compared to interest at 3 month EIBOR + 3.5% previously.
Phase I Construction Facility (Member) | Term loan (2) (Member)
Term loans (Textual)
Construction loan repayment lease term realted, description		(i) a minimum debt service coverage ratio of 150% at all times and if the ratio decreases to 120% or less, it results in an event of default; the debt service coverage ratio (DSCR) is defined as net operating income divided by total debt service and; (ii) an amount equivalent to one quarterly instalment including interest in a debt service reserve account at all times. Under the amended agreement signed on 30 December 2019, the maintenance of above covenants is required to be complied from 28 February 2020. As of 31 December 2019, the Group was in compliance with its commitments under the loan agreements and has accordingly classified the balance between current and non-current liability based on the loan agreements in effect at 31 December 2019.
Phase I Construction Facility (Member) | Term loan (3) (Member)
Term loans (Textual)
Loan carrying interest percentage, description			The facility carried interest at 1 month EIBOR + 2% margin and was repayable in 15 equal monthly instalments commencing from date of disbursement.
Phase I Construction Facility (Member) | Term loan (4) (Member)
Term loans (Textual)
Construction loan repayment lease term realted, description		(i) a minimum facility service coverage ratio of 1.25:1, (ii) a participations to value ratio not exceeding 1.50:1 at all times, (iii) a participations to cost ratio not exceeding 57% at any date, and (iv) an amount equivalent to one instalment including interest in a facility service reserve account at all times or in the event of an initial public offering, the amount should be equivalent to the next two instalments including interest. The facility service coverage ratio is calculated as revenues minus expenses from the phase 2 storage tanks divided by the current debt commitments on term loan (4) including interest. The participations to value ratio at any date is calculated as total debt commitments on term loan facility (4) as of that date divided by the most recent valuation of the phase 2 storage tanks. The participations to cost ratio at any date is calculated as the total debt commitments on term loan facility (4) as of that date as a percentage of the sum of actual constructions costs plus project expenses paid as of that date on the phase 2 storage tanks.
Loan carrying interest percentage, description			The new facility carries interest at 3 month EIBOR + 3% margin and is repayable in 17 bi-annual instalments commencing 6 months after the date of completion of phase 2.
Commercial bank (Member)
Term loans (Textual)
Additional loan received			$ 550,445
Commercial bank (Member) | Phase I Construction Facility (Member)
Term loans (Textual)
Loan received				$ 11,108,086	$ 84,595,154
Prepaid finance cost		$ 58,578	76,606
Commercial bank (Member) | Phase I Construction Facility (Member) | Term loan (3) (Member)
Term loans (Textual)
Loan received			3,539,341
Commercial bank (Member) | Phase I Construction Facility (Member) | Term loan (4) (Member)
Term loans (Textual)
Loan received			95,290,000
Commercial bank (Member) | AED (Member) | Phase I Construction Facility (Member)
Term loans (Textual)
Loan received				$ 40,800,000	$ 310,718,000
Commercial bank (Member) | AED (Member) | Phase I Construction Facility (Member) | Term loan (3) (Member)
Term loans (Textual)
Loan received			13,000,000
Commercial bank (Member) | AED (Member) | Phase I Construction Facility (Member) | Term loan (4) (Member)
Term loans (Textual)
Loan received			$ 350,000,000